Note 1 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2022 USD ($) T	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)
Accounts Receivable, Allowance for Credit Loss, Ending Balance		$ 84,819	$ 17,834	$ 17,834
Inventory Write-down	$ 274,093	0	274,093
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total		213,000	8,000
Income Taxes Paid, Net, Total		8,347,000	10,000
Proceeds from Income Tax Refunds		423,000
Construction in Progress, Gross		15,925,306	9,614	9,614
Capital Expenditures Incurred but Not yet Paid		$ 8,081,524
Unrecognized Tax Benefits, Ending Balance			0	0
Inventory, Material Weight (US Ton) | T		1,200
Revenue from Contract with Customer, Including Assessed Tax		$ 285,234,752	126,102,533	126,102,533
Revenue from Contract with Customer, Including Assessed Tax		28,264,592		15,725,395
Revenue from Contract with Customer, Including Assessed Tax		$ 12,467,366		7,835,184
Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member] | O'Neal Steel [Member]
Concentration Risk, Percentage		11.00%
Tubular [Member]
Revenue from Contract with Customer, Including Assessed Tax		$ 54,796,603	30,837,978
Mill Reject Pipe [Member]
Revenue from Contract with Customer, Including Assessed Tax		10,312,000	5,284,000
Mill Reject Pipe [Member] | Tubular [Member]
Revenue from Contract with Customer, Including Assessed Tax		10,311,951	5,283,645
Revenue from Contract with Customer, Including Assessed Tax		3,824,000	1,313,000
Revenue from Contract with Customer, Including Assessed Tax		1,280,000	802,000
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits			$ 108,609	$ 108,609
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits		$ 119,591